Short-Term and Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Short-term and Long-term Debt

(in thousands)	As of September 30, 2022	As of December 31, 2021
Senior Secured Convertible Debenture	500	$500
EIDL Loan	200
Debt Discount	(382)	(467)
Senior Secured Convertible Debenture, net	318	33
Paycheck Protection Program loan	1,000	1,000
Paycheck Protection Program loan 2	766	1,900
IPFS Insurance Premium Note Payable	-	11
Total debt	2,084	2,944
Less current portion of long-term debt	(344)	(1,011)
Total long-term debt, net of current portion	$1,740	$1,933

(in thousands)	As of December 31, 2021	As of December 31, 2020
Senior Secured Convertible Debenture	500
Debt Discount	(467)	-
Senior Secured Convertible Debenture, net	33	-
Paycheck Protection Program loan	1,000	1,900
Paycheck Protection Program loan 2	1,900	-
IPFS Insurance Premium Note Payable	11	-
Total debt	2,944	1,900
Less current portion of long-term debt	(1,011)	-
Total long-term debt, net of current portion	$1,933	$1,900

Schedule Short-term Related Party Debt

(in thousands)	As of September 30, 2022	As of December 31, 2021
Senior Secured Convertible Debenture - related party	$1,178	$346
Debt Discount-related party	-	(204)
Senior Secured Convertible Debenture - related party, net	$1,178	$142

(in thousands)	As of December 31, 2021	As of December 31, 2020
Senior Secured Convertible Debenture - related party	$346	$-
Debt Discount-related party	(204)
Senior Secured Convertible Debenture - related party, net	142	$-

Schedule of Debt Maturities	The following is a summary of scheduled debt maturities by year (in thousands):
2022	$1,216
2023	353
2024	353
2025	353
2026	353
Thereafter	633
Total debt	$3,262
The following is a summary of scheduled debt maturities by year (in thousands):
2022	$1,153
2023	-
2024	-
2025	-
2026	1,933
Thereafter	-
Total debt	$3,086